UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

 *
_____________________________________________
/s/ Thomas B. Ellis     Boston, Massachusetts     February 8, 2013


*
_____________________________________________
/s/ Todd B. Hammer      Boston, Massachusetts     February 8, 2013


*   By:  /s/ SARAH L. FILION
_____________________________________________
SARAH L. FILION, Attorney-in-Fact

*Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 19, 2009.



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $882,880 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    50114  1330000 SH       SOLE                  1330000
AETNA INC NEW                  COM              00817Y108    49783  1075000 SH       SOLE                  1075000
ALIMERA SCIENCES INC           COM              016259103     3140  2000000 SH       SOLE                  2000000
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    17422  1849488 SH       SOLE                  1849488
BODY CENT CORP                 COM              09689U102    13971  1400000 SH       SOLE                  1400000
BOSTON SCIENTIFIC CORP         COM              101137107    42689  7450000 SH       SOLE                  7450000
BROOKDALE SR LIVING INC        COM              112463104     8183   323176 SH       SOLE                   323176
CHRISTOPHER & BANKS CORP       COM              171046105    17440  3200000 SH       SOLE                  3200000
CIT GROUP INC                  COM NEW          125581801    61824  1600000 SH       SOLE                  1600000
CIT GROUP INC                  COM NEW          125581801    40186  1040000 SH  CALL SOLE                  1040000
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    41803 10886300 SH       SOLE                 10886300
DELIA'S INC NEW                COM              246911101     3040  2598048 SH       SOLE                  2598048
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    15274   595000 SH  PUT  SOLE                   595000
GENERAL MTRS CO                COM              37045V100    51894  1800000 SH       SOLE                  1800000
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941P306     4949   288580 SH       SOLE                   288580
HEALTH NET INC                 COM              42222G108    47628  1960000 SH       SOLE                  1960000
HOSPIRA INC                    COM              441060100    54201  1735000 SH       SOLE                  1735000
LEAR CORP                      COM NEW          521865204    30914   660000 SH       SOLE                   660000
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    38376  1950000 SH       SOLE                  1950000
LIFE TECHNOLOGIES CORP         COM              53217V109    49765  1015000 SH       SOLE                  1015000
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107      521    12501 SH       SOLE                    12501
MCG CAPITAL CORP               COM              58047P107    14950  3250000 SH       SOLE                  3250000
NEW YORK & CO INC              COM              649295102    19050  5000000 SH       SOLE                  5000000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103    15885  1500000 SH       SOLE                  1500000
PSIVIDA CORP                   COM              74440J101     1162   960000 SH       SOLE                   960000
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101    11262   421469 SH       SOLE                   421469
SANOFI                         RIGHT 12/31/2020 80105N113     9762  5742288 SH       SOLE                  5742288
SEALED AIR CORP NEW            COM              81211K100    25214  1440000 SH       SOLE                  1440000
SMITHFIELD FOODS INC           COM              832248108    17813   825800 SH       SOLE                   825800
SPARK NETWORKS INC             COM              84651P100    10284  1318525 SH       SOLE                  1318525
TOWERS WATSON & CO             CL A             891894107    32883   585004 SH       SOLE                   585004
TRIPLE-S MGMT CORP             CL B             896749108    24655  1334842 SH       SOLE                  1334842
VERINT SYS INC                 COM              92343X100    12522   426500 SH       SOLE                   426500
XEROX CORP                     COM              984121103    44321  6498700 SH       SOLE                  6498700